Amounts Receivable	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Amounts Receivable	AMOUNTS RECEIVABLE
Amounts receivable consist of rent receivables, trade receivables, income tax recoverable and other receivables.

(in thousands of U.S. dollars)	December 31, 2021	December 31, 2020

Rent receivables	$4,510	$4,274
Trade receivables	4,818	5,263
Income tax recoverable	2,771	3,282
Other receivables (1)	29,483	12,774
Total amounts receivable	$41,582	$25,593
(1) Other receivables are comprised of amounts due from affiliates and various amounts recoverable from third parties.